Debt - Credit Facilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Less deferred financing costs, net	$ (8,689,000)	$ 0
Credit facilities
Line of Credit Facility [Line Items]
Long-term line of credit	0	2,321,585,000	$ 2,355,948,000
Less deferred financing costs, net	0	(6,044,000)	(8,207,000)
Long-term debt	0	$ 2,315,541,000	2,347,741,000
Number of loans | loan		6
IH1 2015 | Credit facilities
Line of Credit Facility [Line Items]
Interest rate		4.02%
Long-term line of credit	0	$ 85,492,000	161,105,000
Maximum borrowing capacity		$ 85,492,000
IH2 2015 | Credit facilities
Line of Credit Facility [Line Items]
Interest rate		3.52%
Long-term line of credit	0	$ 43,859,000	116,109,000
Maximum borrowing capacity		$ 105,800,000
IH3 2013 | Credit facilities
Line of Credit Facility [Line Items]
Interest rate		3.77%
Long-term line of credit	0	$ 932,583,000	958,622,000
Maximum borrowing capacity		$ 932,583,000
IH4 2014 | Credit facilities
Line of Credit Facility [Line Items]
Interest rate		3.77%
Long-term line of credit	0	$ 529,866,000	556,987,000
Maximum borrowing capacity		$ 529,866,000
IH5 2014 | Credit facilities
Line of Credit Facility [Line Items]
Interest rate		3.94%
Long-term line of credit	0	$ 564,348,000	563,125,000
Maximum borrowing capacity		$ 564,348,000
IH6 2016 | Credit facilities
Line of Credit Facility [Line Items]
Interest rate		3.28%
Long-term line of credit	$ 0	$ 165,437,000	$ 0
Maximum borrowing capacity		$ 550,000,000
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
LIBOR rate end of period	1.23%	0.77%
London Interbank Offered Rate (LIBOR) | Credit facilities
Line of Credit Facility [Line Items]
LIBOR rate end of period		0.77%
London Interbank Offered Rate (LIBOR) | IH1 2015 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	3.25%	3.25%
Unused capacity commitment fee percentage		0.50%
London Interbank Offered Rate (LIBOR) | IH2 2015 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	2.75%	2.75%
Unused capacity commitment fee percentage		0.50%
London Interbank Offered Rate (LIBOR) | IH3 2013 | Credit facilities
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage		0.50%
London Interbank Offered Rate (LIBOR) | IH4 2014 | Credit facilities
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage		0.50%
London Interbank Offered Rate (LIBOR) | IH5 2014 | Credit facilities
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage		0.50%
London Interbank Offered Rate (LIBOR) | IH6 2016 | Credit facilities
Line of Credit Facility [Line Items]
Unused capacity commitment fee percentage		0.50%
London Interbank Offered Rate (LIBOR) | Minimum | IH3 2013 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	3.00%	3.00%
London Interbank Offered Rate (LIBOR) | Minimum | IH4 2014 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	3.00%	3.00%
London Interbank Offered Rate (LIBOR) | Minimum | IH5 2014 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	2.75%	2.75%
London Interbank Offered Rate (LIBOR) | Minimum | IH6 2016 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	2.50%	2.50%
London Interbank Offered Rate (LIBOR) | Maximum | IH3 2013 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	4.25%	4.25%
London Interbank Offered Rate (LIBOR) | Maximum | IH4 2014 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	4.25%	4.25%
London Interbank Offered Rate (LIBOR) | Maximum | IH5 2014 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	4.00%	4.00%
London Interbank Offered Rate (LIBOR) | Maximum | IH6 2016 | Credit facilities
Line of Credit Facility [Line Items]
Basis spread	3.75%	3.75%